Additional Information Required by the Argentine Central Bank - Summary of Balances of the Mutual Funds (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	$ 43,772,195,927	$ 37,434,596,185
Mutual Funds
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	8,732,934,191	7,586,753,148
FIMA Acciones
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	117,873,897	61,788,858
FIMA P.B. Acciones
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	66,209,741	35,511,988
FIMA Renta en pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	119,738,966	176,670,712
FIMA Ahorro pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	415,250,320	129,588,399
FIMA Renta Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	90,075,495	120,459,157
FIMA Premium
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	5,749,292,091	6,272,606,897
FIMA Ahorro Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	387,791,494	217,618,163
FIMA Capital Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	143,282,624	488,517,665
FIMA Abierto PyMES
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	12,870,522	14,803,442
FIMA Mix I
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	28,447,819	40,530,460
FIMA Mix II
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	8,940,774	9,172,893
FIMA Renta Fija Internacional
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	4,043,978	10,358,711
FIMA Sustentable ASG
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	3,304,506	7,970,711
FIMA Acciones Latinoamericanas Dólares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	394,745	1,155,092
Fima Renta Fija Dólares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	64,889,444	0
Fima Mix Dólares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	138,759,962	0
HF Pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	869,702,819	0
HF Pesos Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	187,761,382	0
HF Infraestructura PPEReI
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	70,483,370	0
HF Renta Fija Argentina
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	37,426,227	0
HF Acciones Líderes
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	34,715,393	0
HF Retorno Total
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	32,498,546	0
HF Renta Fija Estratégica
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	31,224,063	0
HF Desarrollo Abierto Pymes
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	27,822,970	0
HF Pesos Renta Fija
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	27,593,819	0
HF Acciones Argentinas
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	23,184,604	0
HF Balanceado
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	22,877,939	0
HF Renta Dólares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	8,392,265	0
HF Infraestructura II
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	7,658,623	0
Roble Ahorro en Dólares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	424,761	0
HF Multimercado
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	$ 1,032	$ 0